Regulatory Capital Matters (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Matters (Textual) [Abstract]
Consolidated regulatory capital	$ 500,000,000
House finance	65.00%
Dividends	$ 6,100,000